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  SUTHERLAND ASBILL & BRENNAN LLP
  1275 Pennsylvania Avenue, NW
  Washington, DC 20004-2415


  MARY E. THORNTON
  DIRECT LINE: 202.383.0698
  Internet: mary.thornton@sablaw.com
                                November 19, 2007
VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Metropolitan Life Separate Account UL
         Equity Advantage Variable Universal Life
         ----------------------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), we have attached for filing under the Securities Act of 1933 and Investment Company Act of 1940 (the "1940 Act"), an initial registration statement on Form N-6 (the "Registration Statement") for an individual flexible premium variable life insurance policy to be issued though the Account. The Account is registered with the Commission under the 1940 Act (File No. 811-06025).

The Registration Statement does not include completed illustrations or financial statements; these items, along with any exhibits not included with this filing, will be added by pre-effective amendment.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Registration Statement, will be forwarded to the Staff shortly under separate cover.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at 202/ 383-0698.

Sincerely,

/s/ Mary E. Thornton
Mary E. Thornton

Attachment
cc:   Marie Swift, Esq.
      John E. Connolly, Jr., Esq.